UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Focused Growth Opportunities Fund

Class A EAFGX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

EAFGX-TSR-SAR

Eaton Vance Focused Growth Opportunities Fund

Class C ECFGX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

ECFGX-TSR-SAR

Eaton Vance Focused Growth Opportunities Fund

Class I EIFGX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

EIFGX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class A EAFVX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

EAFVX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class C ECFVX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

ECFVX-TSR-SAR

Eaton Vance Focused Value Opportunities Fund

Class I EIFVX

Semi-Annual Shareholder Report August 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2026

EIFVX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Focused Growth
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
Focused Growth Opportunities Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.5%
HEICO Corp.	7,839	$ 2,595,885
		$ 2,595,885
Beverages — 1.6%
Coca-Cola Co.	18,916	$ 1,677,282
		$ 1,677,282
Biotechnology — 2.3%
AbbVie, Inc.	9,311	$ 2,387,527
		$ 2,387,527
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	15,130	$ 3,930,320
		$ 3,930,320
Building Products — 3.7%
Modine Manufacturing Co.(1)	8,001	$ 1,427,618
Trane Technologies PLC	5,560	2,470,864
		$ 3,898,482
Capital Markets — 4.3%
Evercore, Inc., Class A	4,455	$ 1,276,046
LPL Financial Holdings, Inc.	5,571	2,062,022
Tradeweb Markets, Inc., Class A	11,077	1,192,993
		$ 4,531,061
Communications Equipment — 2.4%
Arista Networks, Inc.(1)	12,914	$ 2,527,141
		$ 2,527,141
Construction & Engineering — 1.8%
Quanta Services, Inc.	3,083	$ 1,871,658
		$ 1,871,658
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	13,241	$ 2,099,360
		$ 2,099,360
Entertainment — 1.8%
Netflix, Inc.(1)	22,728	$ 1,842,104
		$ 1,842,104
Security	Shares	Value
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	2,738	$ 1,066,205
		$ 1,066,205
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	5,331	$ 1,821,923
		$ 1,821,923
Interactive Media & Services — 13.5%
Alphabet, Inc., Class C	28,516	$ 9,564,552
Meta Platforms, Inc., Class A	8,092	4,631,375
		$ 14,195,927
Pharmaceuticals — 4.2%
Eli Lilly & Co.	3,807	$ 4,403,671
		$ 4,403,671
Semiconductors & Semiconductor Equipment — 26.3%
Advanced Micro Devices, Inc.(1)	4,706	$ 2,215,208
Broadcom, Inc.	19,576	7,249,776
Lam Research Corp.	9,232	2,783,356
NVIDIA Corp.	69,585	15,362,976
		$ 27,611,316
Software — 12.4%
Fair Isaac Corp.(1)	677	$ 776,661
Microsoft Corp.	14,000	7,102,060
Palo Alto Networks, Inc.(1)	9,102	3,478,147
Synopsys, Inc.(1)	3,886	1,708,247
		$ 13,065,115
Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	5,574	$ 1,447,902
TJX Cos., Inc.	11,482	1,537,555
		$ 2,985,457
Technology Hardware, Storage & Peripherals — 12.2%
Apple, Inc.	24,182	$ 7,662,066
Sandisk Corp.(1)	1,490	2,334,383
Seagate Technology Holdings PLC	3,397	2,814,007
		$ 12,810,456
Total Common Stocks (identified cost $55,691,419)		$105,320,890

1
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(2)	248,702	$ 248,702
Total Short-Term Investments (identified cost $248,702)		$ 248,702
Total Investments — 100.4% (identified cost $55,940,121)		$105,569,592
Other Assets, Less Liabilities — (0.4)%		$ (457,348)
Net Assets — 100.0%		$105,112,244

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of August 31, 2026.
2
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Statement of Assets and Liabilities (Unaudited)

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $55,691,419)	$105,320,890
Affiliated investments, at value (identified cost $248,702)	248,702
Dividends receivable	33,762
Dividends receivable from affiliated investments	1,151
Receivable for Fund shares sold	8,158
Securities lending income receivable	255
Receivable from affiliates	29,334
Trustees' deferred compensation plan	19,022
Total assets	$105,661,274
Liabilities
Payable for Fund shares redeemed	$368,113
Payable to affiliates:
Investment adviser and administration fee	59,497
Distribution and service fees	12,314
Sub-transfer agency fee	2,948
Trustees' deferred compensation plan	19,022
Accrued expenses	87,136
Total liabilities	$549,030
Net Assets	$105,112,244
Sources of Net Assets
Paid-in capital	$34,527,678
Distributable earnings	70,584,566
Net Assets	$105,112,244
Class A Shares
Net Assets	$36,287,573
Shares Outstanding	1,439,769
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.20
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.60
Class C Shares
Net Assets	$4,985,526
Shares Outstanding	254,877
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.56
Class I Shares
Net Assets	$63,839,145
Shares Outstanding	2,373,973
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $525)	$266,355
Dividend income from affiliated investments	11,164
Securities lending income, net	1,029
Total investment income	$278,548
Expenses
Investment adviser and administration fee	$359,361
Distribution and service fees:
Class A	46,724
Class C	27,980
Trustees’ fees and expenses	3,345
Custodian fee	20,548
Transfer and dividend disbursing agent fees	38,348
Legal and accounting services	33,184
Printing and postage	21,688
Registration fees	27,160
ReFlow liquidity program fees	12,667
Miscellaneous	8,230
Total expenses	$599,235
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$86,434
Total expense reductions	$86,434
Net expenses	$512,801
Net investment loss	$(234,253)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$18,743,823 (1)
Foreign currency transactions	1
Net realized gain	$18,743,824
Change in unrealized appreciation (depreciation):
Investments	$(10,395,252)
Net change in unrealized appreciation (depreciation)	$(10,395,252)
Net realized and unrealized gain	$8,348,572
Net increase in net assets from operations	$8,114,319

(1)	Includes $6,131,273 of net realized gains from redemptions in-kind.
4
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Statements of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(234,253)	$(479,227)
Net realized gain	18,743,824 (1)	19,654,695 (2)
Net change in unrealized appreciation (depreciation)	(10,395,252)	(7,858,752)
Net increase in net assets from operations	$8,114,319	$11,316,716
Distributions to shareholders:
Class A	$—	$(8,415,823)
Class C	—	(1,802,641)
Class I	—	(15,242,899)
Total distributions to shareholders	$—	$(25,461,363)
Transactions in shares of beneficial interest:
Class A	$(2,012,325)	$4,705,392
Class C	(1,388,901)	(1,644,607)
Class I	(8,540,459)	(702,382)
Net increase (decrease) in net assets from Fund share transactions	$(11,941,685)	$2,358,403
Net decrease in net assets	$(3,827,366)	$(11,786,244)
Net Assets
At beginning of period	$108,939,610	$120,725,854
At end of period	$105,112,244	$108,939,610

(1)	Includes $6,131,273 of net realized gains from redemptions in-kind.
(2)	Includes $11,167,894 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Financial Highlights

	Class A
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$23.44	$26.90	$23.89	$16.26	$26.40	$31.15
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.14)	$(0.14)	$(0.08)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss)	1.83	3.26	4.68	8.32	(4.85)	0.36
Total income (loss) from operations	$1.76	$3.12	$4.54	$8.24	$(4.89)	$0.27
Less Distributions
From net realized gain	$—	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.02)
Total distributions	$—	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.02)
Net asset value — End of period	$25.20	$23.44	$26.90	$23.89	$16.26	$26.40
Total Return(2)	7.51%(3)	10.42%	18.85%	51.23%	(18.71)%	(0.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,288	$35,650	$35,745	$31,801	$25,228	$43,385
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.20%(5)	1.14%	1.08%	1.09%	1.09%	1.01%
Net expenses	1.05%(5)(6)	1.05%(6)	1.05%(6)	1.07%(6)	1.09%(6)	1.01%
Net investment loss	(0.54)%(5)	(0.52)%	(0.52)%	(0.39)%	(0.21)%	(0.28)%
Portfolio Turnover	25%(3)	25%	23%	26%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

6
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$18.26	$22.37	$20.22	$13.94	$23.72	$28.48
Income (Loss) From Operations
Net investment loss(1)	$(0.12)	$(0.28)	$(0.28)	$(0.19)	$(0.18)	$(0.30)
Net realized and unrealized gain (loss)	1.42	2.75	3.96	7.08	(4.35)	0.38
Total income (loss) from operations	$1.30	$2.47	$3.68	$6.89	$(4.53)	$0.08
Less Distributions
From net realized gain	$—	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(4.84)
Total distributions	$—	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(4.84)
Net asset value — End of period	$19.56	$18.26	$22.37	$20.22	$13.94	$23.72
Total Return(2)	7.12%(3)	9.59%	17.94%	50.14%	(19.34)%	(1.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,986	$5,979	$8,694	$8,410	$8,250	$15,700
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.95%(5)	1.89%	1.83%	1.84%	1.84%	1.76%
Net expenses	1.80%(5)(6)	1.80%(6)	1.80%(6)	1.82%(6)	1.84%(6)	1.76%
Net investment loss	(1.28)%(5)	(1.27)%	(1.27)%	(1.14)%	(0.96)%	(1.03)%
Portfolio Turnover	25%(3)	25%	23%	26%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

7
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$24.98	$28.23	$24.94	$16.91	$27.15	$31.88
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$(0.08)	$(0.07)	$(0.03)	$0.01	$(0.01)
Net realized and unrealized gain (loss)	1.95	3.41	4.89	8.67	(5.00)	0.37
Total income (loss) from operations	$1.91	$3.33	$4.82	$8.64	$(4.99)	$0.36
Less Distributions
From net investment income	$—	$—	$—	$—	$—	$(0.06)
From net realized gain	—	(6.58)	(1.53)	(0.61)	(5.25)	(5.03)
Total distributions	$—	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.09)
Net asset value — End of period	$26.89	$24.98	$28.23	$24.94	$16.91	$27.15
Total Return(2)	7.65%(3)	10.69%	19.18%	51.63%	(18.56)%	(0.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,839	$67,311	$76,288	$149,871	$86,774	$144,352
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.95%(5)	0.89%	0.83%	0.84%	0.84%	0.76%
Net expenses	0.80%(5)(6)	0.80%(6)	0.80%(6)	0.82%(6)	0.84%(6)	0.76%
Net investment income (loss)	(0.29)%(5)	(0.27)%	(0.26)%	(0.14)%	0.04%	(0.03)%
Portfolio Turnover	25%(3)	25%	23%	26%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

8
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
9

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
K Interim Financial Statements—The interim financial statements relating to August 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$55,979,088
Gross unrealized appreciation	$52,731,452
Gross unrealized depreciation	(3,140,948)
Net unrealized appreciation	$49,590,504
10

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the six months ended August 31, 2026, the investment adviser and administration fee amounted to $359,361 or 0.65% (annualized) of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2026, the investment adviser and administration fee paid was reduced by $451 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2027. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $85,983 of the Fund's operating expenses for the six months ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2026, EVM earned $7,592 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,895 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of
Class A shares for the six months ended August 31, 2026 in the amount of $2,250. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2026 amounted to $46,724 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2026, the Fund paid or accrued to EVD $20,985 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2026 amounted to $6,995 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
11

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2026, the Fund was informed that EVD received $456 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $27,054,331 and $30,412,932, respectively, for the six months ended August 31, 2026. In-kind sales for the six months ended August 31, 2026 aggregated $7,689,009.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on February 7, 2023. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	82,388	$ 2,029,932	211,568	$ 5,733,744
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	329,032	8,097,490
Redemptions	(163,739)	(4,042,257)	(348,058)	(9,125,842)
Net increase (decrease)	(81,351)	$(2,012,325)	192,542	$ 4,705,392
Class C
Sales	15,733	$ 299,641	24,934	$ 553,285
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	93,862	1,802,156
Redemptions	(88,319)	(1,688,542)	(179,927)	(4,000,048)
Net decrease	(72,586)	$(1,388,901)	(61,131)	$(1,644,607)
Class I
Sales	407,757	$10,749,785	1,015,574	$28,179,403
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	576,239	15,103,218
Redemptions	(728,859)	(19,290,244)	(1,598,989)	(43,985,003)
Net decrease	(321,102)	$(8,540,459)	(7,176)	$ (702,382)
12

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2026.
9 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2026, the Fund had no securities on loan.
10 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $248,702, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,056,507	$4,794,419	$(5,602,224)	$ —	$ —	$248,702	$11,164	248,702
11 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
13

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$105,320,890 *	$ —	$ —	$105,320,890
Short-Term Investments	248,702	—	—	248,702
Total Investments	$105,569,592	$—	$—	$105,569,592

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
14

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
15

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
16

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Growth Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group.
17

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
18

EAFGX-NCSR 8.31.26

Eaton Vance
Focused Value Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
Focused Value Opportunities Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Air Freight & Logistics — 3.0%
United Parcel Service, Inc., Class B	21,206	$ 2,210,301
		$ 2,210,301
Banks — 3.9%
Bank of America Corp.	46,869	$ 2,903,066
		$ 2,903,066
Biotechnology — 3.4%
AbbVie, Inc.	10,028	$ 2,571,380
		$ 2,571,380
Broadline Retail — 8.2%
Amazon.com, Inc.(1)	23,684	$ 6,152,393
		$ 6,152,393
Building Products — 3.0%
Johnson Controls International PLC	16,088	$ 2,224,005
		$ 2,224,005
Capital Markets — 3.0%
Charles Schwab Corp.	20,640	$ 2,266,685
		$ 2,266,685
Communications Equipment — 4.3%
Cisco Systems, Inc.	29,500	$ 3,259,455
		$ 3,259,455
Consumer Staples Distribution & Retail — 3.0%
U.S. Foods Holding Corp.(1)	21,301	$ 2,233,197
		$ 2,233,197
Containers & Packaging — 2.2%
Ball Corp.	26,103	$ 1,643,706
		$ 1,643,706
Electric Utilities — 3.7%
Entergy Corp.	15,273	$ 1,623,673
NRG Energy, Inc.	10,441	1,149,763
		$ 2,773,436
Security	Shares	Value
Electrical Equipment — 2.9%
Emerson Electric Co.	14,235	$ 2,169,983
		$ 2,169,983
Entertainment — 3.0%
Walt Disney Co.	20,943	$ 2,252,420
		$ 2,252,420
Financial Services — 2.0%
Voya Financial, Inc.	14,920	$ 1,511,694
		$ 1,511,694
Food Products — 4.6%
Hershey Co.	9,482	$ 1,670,823
J.M. Smucker Co.	13,763	1,805,155
		$ 3,475,978
Industrial Conglomerates — 3.0%
3M Co.	13,051	$ 2,242,553
		$ 2,242,553
Industrial REITs — 2.2%
First Industrial Realty Trust, Inc.	27,217	$ 1,684,188
		$ 1,684,188
Insurance — 8.8%
American International Group, Inc.	25,623	$ 1,956,572
MetLife, Inc.	22,120	2,105,161
Reinsurance Group of America, Inc., Class A	10,154	2,498,290
		$ 6,560,023
Machinery — 2.1%
Ingersoll Rand, Inc.	20,169	$ 1,554,021
		$ 1,554,021
Metals & Mining — 2.4%
Steel Dynamics, Inc.	7,729	$ 1,797,920
		$ 1,797,920
Oil, Gas & Consumable Fuels — 7.2%
ConocoPhillips	15,470	$ 2,049,620
Phillips 66	8,156	2,011,107
Williams Cos., Inc.	17,294	1,297,915
		$ 5,358,642
1
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	43,097	$ 2,879,310
Merck & Co., Inc.	18,647	2,755,281
		$ 5,634,591
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.(1)	26,603	$ 2,381,234
Micron Technology, Inc.	661	633,721
		$ 3,014,955
Software — 3.6%
Salesforce, Inc.	10,362	$ 2,668,629
		$ 2,668,629
Specialty Retail — 2.3%
Ross Stores, Inc.	7,570	$ 1,730,048
		$ 1,730,048
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	8,334	$ 2,640,628
		$ 2,640,628
Total Common Stocks (identified cost $55,917,644)		$72,533,897

Short-Term Investments — 3.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(2)	2,397,150	$ 2,397,150
Total Short-Term Investments (identified cost $2,397,150)		$ 2,397,150
Total Investments — 100.0% (identified cost $58,314,794)		$74,931,047
Other Assets, Less Liabilities — 0.0%†		$ 29,834
Net Assets — 100.0%		$74,960,881

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of August 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts
2
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Statement of Assets and Liabilities (Unaudited)

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $55,917,644)	$72,533,897
Affiliated investments, at value (identified cost $2,397,150)	2,397,150
Dividends receivable	145,641
Dividends receivable from affiliated investments	7,137
Receivable for Fund shares sold	25,329
Receivable from affiliates	12,636
Trustees' deferred compensation plan	13,111
Total assets	$75,134,901
Liabilities
Payable for Fund shares redeemed	$11,914
Payable to affiliates:
Investment adviser and administration fee	41,310
Distribution and service fees	10,602
Sub-transfer agency fee	1,324
Trustees' deferred compensation plan	13,111
Payable for custodian fee	12,421
Payable for transfer and dividend disbursing agent fees	12,136
Payable for legal and accounting services	33,152
Payable for printing and postage	16,588
Accrued expenses	21,462
Total liabilities	$174,020
Net Assets	$74,960,881
Sources of Net Assets
Paid-in capital	$33,795,028
Distributable earnings	41,165,853
Net Assets	$74,960,881
Class A Shares
Net Assets	$18,334,029
Shares Outstanding	724,757
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.30
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.70
Class C Shares
Net Assets	$7,819,476
Shares Outstanding	322,301
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$24.26
Class I Shares
Net Assets	$48,807,376
Shares Outstanding	1,915,661
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2026
Investment Income
Dividend income	$622,415
Dividend income from affiliated investments	16,235
Total investment income	$638,650
Expenses
Investment adviser and administration fee	$230,975
Distribution and service fees:
Class A	21,435
Class C	37,142
Trustees’ fees and expenses	2,278
Custodian fee	12,580
Transfer and dividend disbursing agent fees	23,276
Legal and accounting services	36,664
Printing and postage	22,628
Registration fees	25,684
ReFlow liquidity program fees	5,483
Miscellaneous	15,478
Total expenses	$433,623
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$115,662
Total expense reductions	$115,662
Net expenses	$317,961
Net investment income	$320,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$8,987,259 (1)
Net realized gain	$8,987,259
Change in unrealized appreciation (depreciation):
Investments	$(33,781)
Net change in unrealized appreciation (depreciation)	$(33,781)
Net realized and unrealized gain	$8,953,478
Net increase in net assets from operations	$9,274,167

(1)	Includes $2,081,847 of net realized gains from redemptions in-kind.
4
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Statements of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$320,689	$2,493,696
Net realized gain	8,987,259 (1)	44,765,875 (2)
Net change in unrealized appreciation (depreciation)	(33,781)	(22,352,312)
Net increase in net assets from operations	$9,274,167	$24,907,259
Distributions to shareholders:
Class A	$—	$(800,145)
Class C	—	(326,193)
Class I	—	(9,339,618)
Total distributions to shareholders	$—	$(10,465,956)
Transactions in shares of beneficial interest:
Class A	$(545,036)	$(1,276,761)
Class C	(338,889)	(300,581)
Class I	(3,856,497)	(181,454,222)
Net decrease in net assets from Fund share transactions	$(4,740,422)	$(183,031,564)
Net increase (decrease) in net assets	$4,533,745	$(168,590,261)
Net Assets
At beginning of period	$70,427,136	$239,017,397
At end of period	$74,960,881	$70,427,136

(1)	Includes $2,081,847 of net realized gains from redemptions in-kind.
(2)	Includes $11,073,100 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Financial Highlights

	Class A
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$22.18	$20.28	$19.06	$18.08	$19.40	$18.07
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.20	$0.21	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	3.02	2.81	2.34	1.28	(0.82)	3.01
Total income (loss) from operations	$3.12	$3.01	$2.55	$1.48	$(0.63)	$3.20
Less Distributions
From net investment income	$—	$(0.21)	$(0.23)	$(0.17)	$(0.13)	$(0.20)
From net realized gain	—	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$—	$(1.11)	$(1.33)	$(0.50)	$(0.69)	$(1.87)
Net asset value — End of period	$25.30	$22.18	$20.28	$19.06	$18.08	$19.40
Total Return(2)	14.07%(3)	15.32%	13.27%	8.38%	(3.30)%	18.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,334	$16,629	$16,478	$15,921	$18,635	$22,658
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.31%(5)	1.07%	1.06%	1.04%	1.06%	1.07%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.99%(6)	1.01%(6)	1.05%
Net investment income	0.82%(5)	0.99%	1.03%	1.13%	1.01%	0.92%
Portfolio Turnover	41%(3)	118%	88%	97%	113%	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

6
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$21.35	$19.57	$18.44	$17.51	$18.87	$17.65
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.05	$0.06	$0.07	$0.04	$0.03
Net realized and unrealized gain (loss)	2.90	2.69	2.26	1.22	(0.79)	2.94
Total income (loss) from operations	$2.91	$2.74	$2.32	$1.29	$(0.75)	$2.97
Less Distributions
From net investment income	$—	$(0.06)	$(0.09)	$(0.03)	$(0.05)	$(0.08)
From net realized gain	—	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$—	$(0.96)	$(1.19)	$(0.36)	$(0.61)	$(1.75)
Net asset value — End of period	$24.26	$21.35	$19.57	$18.44	$17.51	$18.87
Total Return(2)	13.63%(3)	14.45%	12.48%	7.53%	(4.02)%	17.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,819	$7,216	$6,894	$6,264	$6,830	$5,575
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.06%(5)	1.82%	1.81%	1.79%	1.81%	1.82%
Net expenses	1.74%(5)(6)	1.74%(6)	1.74%(6)	1.74%(6)	1.76%(6)	1.80%
Net investment income	0.08%(5)	0.24%	0.29%	0.38%	0.20%	0.18%
Portfolio Turnover	41%(3)	118%	88%	97%	113%	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

7
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
Net asset value — Beginning of period	$22.31	$20.40	$19.16	$18.18	$19.51	$18.15
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.26	$0.25	$0.23	$0.24
Net realized and unrealized gain (loss)	3.04	2.82	2.37	1.28	(0.82)	3.03
Total income (loss) from operations	$3.17	$3.07	$2.63	$1.53	$(0.59)	$3.27
Less Distributions
From net investment income	$—	$(0.26)	$(0.29)	$(0.22)	$(0.18)	$(0.24)
From net realized gain	—	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$—	$(1.16)	$(1.39)	$(0.55)	$(0.74)	$(1.91)
Net asset value — End of period	$25.48	$22.31	$20.40	$19.16	$18.18	$19.51
Total Return(2)	14.21%(3)	15.57%	13.60%	8.67%	(3.12)%	18.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,807	$46,581	$215,645	$247,151	$259,612	$247,117
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.06%(5)	0.82%	0.81%	0.79%	0.81%	0.82%
Net expenses	0.74%(5)(6)	0.74%(6)	0.74%(6)	0.74%(6)	0.76%(6)	0.80%
Net investment income	1.07%(5)	1.25%	1.26%	1.39%	1.22%	1.18%
Portfolio Turnover	41%(3)	118%	88%	97%	113%	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2026 and the years ended February 28,
2026, 2025, February 29, 2024 and February 28, 2023).

8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
9

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
J Interim Financial Statements—The interim financial statements relating to August 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$58,753,132
Gross unrealized appreciation	$16,882,251
Gross unrealized depreciation	(704,336)
Net unrealized appreciation	$16,177,915
3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
10

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended August 31, 2026, the investment adviser and administration fee amounted to $230,975 or 0.65% (annualized) of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2026, the investment adviser and administration fee paid was reduced by $619 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.74% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2027. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $115,043 of the Fund's operating expenses for the six months ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2026, EVM earned $2,940 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,477 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended August 31, 2026 in the amount of $677. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2026 amounted to $21,435 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2026, the Fund paid or accrued to EVD $27,857 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2026 amounted to $9,285 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2026, the Fund was informed that EVD received $498 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $29,012,985 and $32,198,235, respectively, for the six months ended August 31, 2026. In-kind sales for the six months ended August 31, 2026 aggregated $3,150,266.
11

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on March 22, 2024. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	22,612	$ 534,311	44,000	$ 883,527
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	39,237	799,263
Redemptions	(47,738)	(1,079,347)	(145,841)	(2,959,551)
Net decrease	(25,126)	$ (545,036)	(62,604)	$ (1,276,761)
Class C
Sales	13,874	$ 305,239	13,365	$ 248,718
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	16,609	326,193
Redemptions	(29,617)	(644,128)	(44,224)	(875,492)
Net decrease	(15,743)	$ (338,889)	(14,250)	$ (300,581)
Class I
Sales	244,595	$5,562,516	3,988,380	$ 81,032,233
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	455,673	9,332,187
Redemptions	(417,123)	(9,419,013)	(12,928,771)	(271,818,642)
Net decrease	(172,528)	$(3,856,497)	(8,484,718)	$(181,454,222)
8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2026.
12

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Notes to Financial Statements (Unaudited) — continued

9 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,397,150, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,945	$13,960,271	$(11,568,066)	$ —	$ —	$2,397,150	$16,235	2,397,150
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$72,533,897 *	$ —	$ —	$72,533,897
Short-Term Investments	2,397,150	—	—	2,397,150
Total Investments	$74,931,047	$ —	$ —	$74,931,047

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
13

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
14

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Value Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
15

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the Fund’s underperformance relative to its peer group, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund/Portfolio and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
16

Eaton Vance
Focused Value Opportunities Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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EAFVX-NCSR 8.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: October 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: October 26, 2026